LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Analyzed into:
Current portion	$ 5,341	$ 4,794
Non-current portion	51,724	44,613
Lease liabilities
Leases [Roll Forward]
Beginning balance, carrying amount	49,407
Additions	6,435
Accretion of interest recognized during the period	499
Payments	(1,276)
Exchange realignment	2,000
Ending balance, carrying amount	57,065
Analyzed into:
Current portion	5,341
Non-current portion	51,724
Carrying amount at March 31, 2025	$ 57,065	$ 49,407